[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	10/31

Date of reporting period:	1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

January 31, 2008 (unaudited)

		Face
		Amount	Value
		(000)	(000)
DEBT INSTRUMENTS (99.3%)
Argentina (4.1%)
Sovereign (4.1%)
Republic of Argentina,
5.83%, 12/31/33	$	(a)185,900	$71,153
Brazil (13.6%)
Sovereign (13.6%)
Federative Republic of Brazil,
10.00%, 1/1/14	BRL	176,047	89,270
Nota do Tesouro Nacional,
10.00%, 7/1/10 - 1/1/17		285,020	149,665
			238,935
Colombia (4.4%)
Sovereign (4.4%)
Jupiter, S.p.V., Colombian Peso
Linked Bonds,
13.50%, 9/15/14	$	(a)75,000	77,364
Egypt (4.6%)
Sovereign (4.6%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	(c)426,980	79,519
Hungary (11.7%)
Sovereign (11.7%)
Republic of Hungary,
6.25%, 8/24/10	HUF	13,000,000	72,684
6.75%, 2/24/17		4,834,840	26,972
7.25%, 6/12/12		18,460,000	105,666
			205,322
Indonesia (19.7%)
Corporate (0.9%)
Pindo Deli Finance BV,
Tranche A, 4.25%, 4/28/15	$	(a)(c)1,941	1,640
Tranche A, 4.29%, 4/28/15		(a)191	161
Tranche B, 4.25%, 4/28/18		(a)(c)8,336	3,835
Tranche C, Zero Coupon, 4/28/27		(a)(c)2,227	239
Tjiwi Kimia Finance BV,
Tranche A, 4.25%, 4/28/15		(a)868	734
Tranche A, 4.25%, 4/28/15		(a)(c)5,748	4,857
Tranche B, 4.29%, 4/28/15 - 4/28/18		(a)(c)9,360	4,306
Tranche C, Zero Coupon, 4/28/27		(a)(c)998	107
			15,879
Sovereign (18.8%)
Barclays Bank plc, Indonesian
Government Bond Linked Notes,
10.00%, 7/17/17	IDR	(a)(c)800,000,000	87,903
Citigroup, Inc., Indonesian Indexed
Credit Linked Unsecured Notes,
Zero Coupon, 7/19/17		$28,776	26,630
Credit Suisse, Republic of Indonesia
Government Bonds Credit Linked Notes,
5.79%, 5/2/14	IDR	(c)50,000	56,935
10.00%, 7/17/17		(c)154,683,530	16,996
Republic of Indonesia Government,
10.00%, 7/15/17		$500,000,000	54,940
JPMorgan Chase & Co., London,
Indonesian Treasury Bill Linked Notes,
10.00%, 7/19/17 - 9/17/24	IDR	(c)807,525,000	86,141
			329,545
			345,424
Malaysia (5.3%)
Sovereign (5.3%)
Government of Malaysia,
3.72%, 6/15/12	MYR	295,000	92,141

Mexico (12.0%)
Sovereign (12.0%)
Mexican Bonos,
8.00%, 12/17/15	MXN	790,000	74,556
10.00%, 12/5/24 - 11/20/36		1,187,849	135,425
			209,981
Peru (1.4%)
Sovereign (1.4%)
Republic of Peru,
12.25%, 8/10/11	PEN	59,605	24,373
South Africa (12.8%)
Sovereign (12.8%)
Republic of South Africa,
13.00%, 8/31/10	ZAR	(b)1,159,000	167,593
Standard Bank plc,
African Currency Basket Linked Bonds,
Zero Coupon, 2/25/08 - 12/15/08	$	(a)54,952	56,270
			223,863
Turkey (9.7%)
Sovereign (9.7%)
Republic of Turkey,
Zero Coupon, 11/26/08 - 8/5/09	TRY	238,309	170,202
TOTAL DEBT INSTRUMENTS (Cost $1,747,597)			1,738,277
U.S. TREASURY SECURITY (0.1%)
United States (0.1%)
U.S. Treasury Bill
3.90%, 4/24/08 (Cost $1,511)	$	(d)1,525	1,518

No. of Contracts
PUT OPTIONS PURCHASED (0.2%)
Turkey (0.2%)
Turkish Lira Put
@ $1.297, expiring 7/4/08 (Cost $22,080)	185,000,000	4,097

	Shares
SHORT-TERM INVESTMENT (0.4%)
United States (0.4%)
Investment Company
Morgan Stanley Institutional Liquidity Money Market Portfolio. — Institutional Class (Cost $7,181)	(e)7,181,437	7,182
TOTAL INVESTMENTS (100.0%) + (Cost $1,778,369)		1,751,074
LIABILITIES IN EXCESS OF OTHER ASSETS		(354,684)
NET ASSETS		$1,396,390

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2008.
(b)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of January 31, 2008.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Rate shown is the Yield to Maturity at January 31, 2008.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. For the three months ended January 31, 2008, advisory fees paid were reduced by $4,000 relating to the Portfolio’s investment in the Liquidity Fund. For the same period, income distributions earned by the Portfolio are recorded as interest from affiliates was $303,000. During the three months ended January 31, 2008, cost of purchases and sales in the Liquidity Fund were $194,904,000 and $209,453,000, respectively.

+

At January 31, 2008, the U.S. Federal income tax cost basis of investments was approximately $1,778,369,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $27,296,000 of which $50,406,000 related to appreciated securities and $77,701,000 related to depreciated securities.

BRL	— Brazilian Real
EGP	— Egyptian Pound
HUF	— Hungary Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
TRY	— Turkish Lira
ZAR	— South African Rand

Total Return Swap Contracts

The Fund had the following total return swap agreement(s) open at period end:

Swap Counterparty	Pay	Receive	Termination Date	Notional Amount (000)	Unrealized Depreciation (000)
Citigroup	USD-LIBOR -BBA + 0.20%	7.34%	2/13/17	RUB 982,224	$(88)

BBA — British Bankers’ Association

LIBOR — London Inter Bank Offer Rate

RUB — Russian Ruble

At January 31, 2008, the Fund had a reverse repurchase agreement outstanding with Lehman Brothers as follows:

Lehman Brothers Agreement	Maturity in less than 365 Days
Value of Securities Subject to Repurchase	$164,691,875
Liability Under Reverse Repurchase Agreement	$164,691,875
Weighted Average Days to Maturity	22.83

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 20, 2008

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 20, 2008